Risk Management - Sensitivity to Changes in Economic Assumptions (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Risk Management [Abstract]
Probability-weighted ECL	$ 809	$ 828
Baseline ECL	611	629
Difference – in amount	$ 198	$ 199
Difference – in percentage	24.47%	24.03%